Income and other taxes - Schedule of components of income and other taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Consolidated income before income taxes	$ 192,713	$ 68,896
Canadian federal and provincial income tax rates	27.00%	26.00%
Income tax expense at statutory rates	$ 52,033	$ 17,913
Effects of different foreign statutory tax rates and tax holidays	4,624	(23,358)
Non-deductible expenditures	32,507	15,218
Losses for which no tax benefit has been recorded	29,551	19,880
Benefit of optional tax deductions	(9,779)	0
Withholding tax	8,616	5,372
Minimum tax	4,960	4,780
Change due to foreign exchange	18,111	(30,607)
Change in accruals for tax audits	0	(649)
Changes in estimates of deferred tax assets	6,759	131
Non-deductible portion of gains	0	(500)
Amounts under provided for in prior years	210	(850)
Income tax expense	147,592	7,330
Current tax expense (income) and adjustments for current tax of prior periods	109,200	27,500
Deferred income tax (expense) recovery (Note 16)	$ (38,392)	$ 20,170